Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	As of December 31, 2023, and 2022:
	2023	2022
	USD thousands
IPR&D related to TyrNovo (see 5A below)	6,172	6,172
IPR&D related to Famewave (see 5B below)	14,310	14,310
IPR&D related to Immunorizon (see 5C below)	7,360	-
IPR&D related to Purple GmbH	202	202

Total intangible assets	28,044	20,684

Schedule of Recognized Amounts Assets Acquired and Liabilities Assumed	The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:
USD thousands
Cash	44
Intangible asset (1)	7,360
Other receivables	1
Trade payables	(28)
Other payables	(2)

Total net identifiable assets	7,375
(1)

Intangible asset - In process research and development

The fair value of the intangible asset recognized at the acquisition date was determined according to the fair value of the issued equity (2,215,190 ADSs) which amounted to USD 3,781 thousand and the cash paid.

According to the agreement, the equity issued included a price protection mechanism as well as a lock up period of three months.

The fair value of equity issued was based on the assumptions below: